Borrowings - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - Short-term borrowings [member]	12 Months Ended
Dec. 31, 2024 USD ($)
Lease liabilities
Lease liability current, Begining
Lease liability current, Cashflows	(3,038)
Lease liability current, Right of use assets obtained in exchange for operating lease obligations	7,354
Lease liability current, Interest	166
Lease liability current, Foreign currency translation difference and others	2,995
Lease liability current, Ending	7,477
Lease liability non-current, Begining
Lease liability non-current, Cashflows
Lease liability non-current, Right of use assets obtained in exchange for operating lease obligations	7,570
Lease liability non-current, Interest
Lease liability non-current, Foreign currency translation difference and others	(3,107)
Lease liability non-current, Ending	4,463
Bank borrowings, Begining
Bank borrowings, Cashflows	1,653,762
Bank borrowings, Right of use assets obtained in exchange for operating lease obligations
Bank borrowings, Interest	13,895
Bank borrowings, Foreign currency translation difference and others	(23,664)
Bank borrowings, Ending	$ 1,643,993